Earnings Per Share (Narrative) (Details) In Millions, unless otherwise specified	3 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Earnings Per Share, Basic and Diluted [Line Items]
Number Of Classes Of Common Stock	2
Percentage amount of per share cash dividends paid to holders of Class B stock that cannot exceed paid to holders of Class A stock	90.00%
Class A [Member]
Earnings Per Share, Basic and Diluted [Line Items]
Undistributed earnings (losses), ratio used to calculate allocation to class of stock	1
Class B [Member]
Earnings Per Share, Basic and Diluted [Line Items]
Undistributed earnings (losses), ratio used to calculate allocation to class of stock	0.9
Stock Compensation Plan [Member]
Earnings Per Share, Basic and Diluted [Line Items]
Antidilutive securities excluded from computation of earnings per share, shares	5	8